INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 5,885	$ 7,367
Work in process	10,548	10,300
Finished products	4,676	11,186
Inventory, Net	$ 21,109	$ 28,853